Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Leases [Abstract]
Lease term	5 years
Restricted deposits	$ 86	$ 85
Operating lease expenses	682	730
Linkage differences of lease costs	$ 11	$ 7